S-K 1605, De-SPAC Background and Terms	Nov. 14, 2025
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]
Background of the Business Combination
Live Oak is a blank check company incorporated as an exempted company under the laws of the Cayman Islands on November 27, 2024, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Live Oak consummated its initial public offering on March 3, 2025. Prior to entering into the Merger Agreement, Live Oak conducted a thorough search for a business combination target, drawing upon the networks of relationships of its management team, the members of the Live Oak Board and input from the Sponsor and its affiliates across different industries, leveraging the significant experience of Live Oak’s officers and directors in analyzing and evaluating companies and market opportunities across a variety of sectors. Prior to consummation of its IPO, neither Live Oak nor anyone acting on its behalf held any substantive, formal or informal, discussions with Teamshares regarding a potential business combination.
During its search process, Live Oak’s management and the Live Oak Board conducted an active review of potential business combination opportunities. Live Oak formally evaluated approximately thirty-two
potential targets across a broad range of sectors, including, among others, fintech, digital assets, industrials and manufacturing, real estate development and other financial and business services. Live Oak identified these potential targets through a combination of business and personal relationships of members of Live Oak’s management and the Live Oak Board, inbound outreach from investment banks and other advisors and inquiries and presentations made to Live Oak by representatives of the potential targets.
As Live Oak continued to gather and evaluate information about these potential business combination opportunities (including, among other factors, readiness to become a public company, ability to complete required audits within the expected timeline, alignment on valuation and transaction terms and prevailing market conditions), Live Oak narrowed the list of potential targets with which it was engaged. Live Oak ultimately entered into non-disclosure
agreements with approximately a dozen potential targets, with whom it engaged in preliminary financial and business diligence and discussions with management.

With respect to five potential targets (including Teamshares) that Live Oak deemed to warrant significant interest, Live Oak held in-person
meetings with management and conducted more extensive business and financial diligence. In the course of its search and evaluation process, Live Oak submitted letters of intent to three potential targets, including Teamshares. Throughout this period, Live Oak’s management kept the Live Oak Board apprised of the status of its search, including overviews of the businesses and sectors under consideration, the status of material discussions with potential targets and Live Oak’s assessment of which opportunities were the most attractive and actionable.
Description of Negotiation Process with Candidates other than Teamshares
Below is a summary of targets other than Teamshares that were considered and the reasons why Live Oak did not proceed with these candidates.

•
Target A
: Following the execution of a
non-disclosure
agreement in April 2025, Live Oak carried out due diligence and engaged in discussions with an auto finance company (“
Target A
”) and submitted a
non-binding
term sheet in April 2025. Over a period of several weeks, Live Oak and Target A engaged in discussions regarding potential transaction terms. The parties ultimately discontinued discussions in June 2025 as a result of inability to reach agreement on valuation and other key terms.

•
Target B:
Live Oak carried out due diligence and engaged in discussions regarding a potential cryptocurrency treasury transaction with a third-party (“
Target B
”). After exploring possible transaction structures and conducting financial diligence, Live Oak determined to discontinue discussions with Target B in August 2025 as a result of an observed shift in equity investor preferences away from cryptocurrency treasury structures.

•
Target C
: Following the execution of a
non-disclosure
agreement in August 2025, Live Oak held a series of discussions with an industrial gases company (“
Target C
”). Live Oak spent several weeks on preliminary diligence, and after determining that Target C would require significant additional time to obtain audited financial statements and lacked readiness to become a public company within the required timeframe, Live Oak determined to discontinue discussions with Target C.

•
Target D
: Live Oak held a series of discussions with a real estate development firm (“
Target D
”). Live Oak spent several weeks on preliminary diligence, and after determining that Target D lacked readiness to become a public company within the required timeframe, Live Oak determined to discontinue discussions with Target D.

Description of Negotiations between Live Oak and Teamshares
In late July 2025, a representative of Santander, which served as Live Oak’s IPO Underwriter (in which capacity Santander agreed to provide certain advisory services to Live Oak under the terms of the Deferred Advisory Fee Agreement) and, as further described below, was subsequently, in August 2025, engaged by Teamshares as Teamshares’ financial and capital markets advisor relative to the proposed Business Combination, introduced Richard Hendrix, Live Oak’s Chief Executive Officer, and a member and the Chairman of the Live Oak Board, and Adam Fishman, Live Oak’s President, Chief Financial Officer and a member of the Live Oak Board (who are, together, referred to for purposes of this “
Background of the Business Combination
” section of this proxy statement/prospectus, as “
Live Oak Management
”) to members of Teamshares’ management team, including Michael Brown, Alex Eu and Brian Gaebe for an initial meeting in person. Following this introduction, Live Oak Management, including Michael Brown, Alex Eu, Brian Gaebe, Madhuri Kommareddi and Kevin Shiiba, and Teamshares management participated in a series of initial conference calls during which the parties discussed, among other things, the structure and objectives of Live Oak, Teamshares’ business model, acquisition strategy and employee-ownership program and the possibility of commencing more formal discussions regarding a potential business combination transaction. Shortly thereafter, an in-person meeting was held at Santander’s office in New York City, attended by Live Oak Management, Teamshares and Santander, at which the parties continued discussions regarding a potential business combination, including a prospective timeline, Teamshares’ objectives and the potential benefits to Teamshares of combining with Live Oak.

In connection with its evaluation of a potential business combination with Teamshares, as Live Oak engaged in due diligence and discussed the potential terms of a business combination with Teamshares, Live Oak began developing a preliminary framework for the potential value of Teamshares’ business in the context of a transaction between the parties, focusing on certain preliminary forecast information provided by Teamshares to Live Oak, as well as other information Live Oak obtained in due diligence and public information about certain public companies with similar attributes to the business of Teamshares. There are no material differences between such preliminary forecast information and the projections included below in the section entitled
“
Certain Unaudited Teamshares Forecasts; Live Oak Financial Analyses
.”
As the due diligence process progressed, discussions between the parties continued and Live Oak gathered additional information about guideline companies, such analyses and valuation framework were refined and supplemented, ultimately culminating, later in the process, in the Live Oak Financial Analyses described in further detail below. During such preliminary discussions and due diligence processes, Live Oak Management reviewed and discussed with Teamshares management various aspects of Teamshares business’ and examined such information relative to assumptions about Teamshares’ potential future performance that were incorporated as material assumptions in initial forecast information provided to Live Oak by Teamshares, including, without limitation, (i) Teamshares’ historical acquisition track record and methodology for identifying and selecting operating companies to acquire; (ii) Teamshares’ acquisition costs and sources of funds to complete operating company acquisitions; (iii) Teamshares’ issuance of equity to employees of acquired businesses and (iv) Teamshares management assumptions regarding future potential EBITDA growth of Teamshares resulting from potential additional acquisitions. Based on Live Oak’s internal assessment of such information, Live Oak preliminarily believed that a business combination transaction, if pursued by Live Oak and Teamshares would, subject to on-going due diligence and review of further historical and forward-looking information, would support a valuation of Teamshares’ business in the low-to-mid-$400 million range. However, as further described below, because Live Oak believed that a lower figure would be unacceptable to Teamshares and risk causing Teamshares to abandon negotiations, Live Oak determined to include in the Initial LOI (defined below) Live Oak sent to Teamshares a proposed valuation of Teamshares’ business of $500 million, which Live Oak regarded as supportable (based on ongoing investigations and review of information about various peer public companies, as described in further detail below) and necessary to advance discussions. As Live Oak and Teamshares, as further described below, planned to seek additional financing in connection with the potential business combination transaction between the parties, the parties expected to gather additional information about valuation assigned to Teamshares through the “test the waters” process for the Initial PIPE Investment, as further described below. Live Oak therefore prepared and delivered a non-binding proposal reflecting a pre-money equity valuation of approximately $500 million (the “
Initial LOI
”) on August 13, 2025, which was ultimately executed by both parties on August 15, 2025 (the “
LOI
”).
Shortly after Live Oak’s delivery of the Initial LOI, Teamshares informed Live Oak that it believed a higher valuation for Teamshares’ business in the context of a potential business combination transaction was justified. Discussions among the parties therefore focused principally on the appropriate pre-money valuation of Teamshares’ business, plans for potential financing transactions associated with a business combination (if pursued) and Teamshares’ capital requirements and business plans. During such discussions, Live Oak and Teamshares (i) reached general agreement on a proposed transaction structure; (ii) determined that, if a transaction were to be pursued, a portion of the consideration deliverable to Teamshares security holders would consist of an earnout tied to specified volume-weighted average price (“
VWAP
”) thresholds and (iii) agreed to seek commitments for PIPE and potentially other financing transactions prior to, or contemporaneously with, entering to the principal definitive transaction agreements.
Teamshares also agreed that if the business combination were to be pursued and consummated, Live Oak would be permitted to designate two individuals to become nominees for service as members of the Combined Company board of directors immediately after the Closing.

During this time, Live Oak Management continued to review information about guideline companies bearing similarities to Teamshares’ business, expanding the universe of peer companies considered for such purpose to include additional European companies, in particular, the businesses of which have more similarities to the business of Teamshares than some of the initial guideline companies examined by Live Oak, and also engaging in more detailed review and internal analyses of the preliminary forecast and historical financial information provided to Live Oak by Teamshares at this stage. Following additional discussions regarding the potential value to be attributed to the business of Teamshares in a transaction (which Live Oak had analyzed further and refined its view of since the date Live Oak since the Initial LOI to Teamshares, as described above) among Live Oak, Teamshares and Santander, the parties agreed to revise the valuation terms reflected in the LOI to contemplate a pre-money valuation of Teamshares of $525.0 million, together with an earnout structure providing for the issuance of up to an aggregate of 6,000,000 additional Combined Company shares in the event that post-closing Combined Company share prices achieved threshold prices of $12.00, $15.00 and $20.00 per share. Live Oak viewed the revised valuation as commercially reasonable in light of refinements to Live Oak’s internal modeling concerning Teamshares’ projected growth, acquisition cadence and long-term cash-flow profile.
On August 15, 2025, Live Oak and Teamshares executed the LOI. The LOI memorialized, among other things, (i) the agreed $525.0 million pre-money equity valuation, (ii) the earnout structure described above, (iii) the equity-based consideration and (iv) the requirement that the parties obtain PIPE financing commitments of no less than $25.0 million and Bridge Financing commitments of no less than $25.0 million, together with customary exclusivity and confidentiality provisions. Consistent with the parties’ discussions, the LOI also contemplated that the definitive transaction agreement would include a customary minimum cash condition after giving effect to redemptions, PIPE proceeds and the payment of transaction expenses. Additionally, and consistent with the parties’ discussions, the LOI contemplated that if, during the interim period between execution of the Merger Agreement and the Closing, Teamshares completes interim financing transactions convertible into additional Teamshares shares prior to the First Effective Time, the aggregate Merger Consideration issuable at the Closing would increase on account of such additional financing transactions (which the parties considered equitable, as the proceeds from such financing transactions – if any – would increase the value of Teamshares’ business (including if such proceeds were utilized to effectuate additional operating company acquisitions prior to the Closing)).
Following the execution of the LOI, Live Oak and its advisors commenced the marketing process for a private investment in public equity financing (“
PIPE
”) to raise additional capital in support of the proposed business combination (in a transaction referred to herein as the “
Initial PIPE Investment
”). As part of the marketing process, Live Oak Management participated in discussions with a number of potential institutional investors that had consented to confidentiality obligations and acknowledged relevant trading restrictions in a customary “wall-cross” process. The ultimate participants in the Initial PIPE Investment included, among other investors, a significant institutional investor introduced to the parties and the Initial PIPE Investment transaction by Santander, in its capacity as PIPE placement agent (the Placement Agent Agreement for which services was subsequently entered into, as further described below), members of Teamshares management referred to in this proxy statement/prospectus as the Teamshares PIPE Investors, and a member of the Live Oak Sponsor with an approximate 1.9% indirect interest in Live Oak founder shares (such member’s investment in the Initial PIPE Investment equaling less than 0.5% of the overall Initial PIPE Investment); other participants in the Initial PIPE process included additional investors introduced by Santander and another investor with which Live Oak Management had engaged in other, historical transactions. The significant institutional investor introduced by Santander (which investor represented the largest subscription in the Initial PIPE Investment), had no prior business relationships with Teamshares and Live Oak or affiliates thereof. Live Oak regarded such Initial PIPE Investor’s decision to subscribe for Combined Company Common Stock as a validating indicator relative to the valuation attributed to Teamshares in the proposed Business Combination.
On August 19, 2025, at the direction of Teamshares, Santander circulated organizational materials, which included an overview of the transactions and list of potential investors to Live Oak and Teamshares in connection with the PIPE process.

On August 22, 2025, Santander and Teamshares entered into the Original Teamshares – Santander Advisory Agreement pursuant to which Teamshares engaged Santander as its financial and capital markets advisor in connection with the Business Combination and Santander agreed to perform customary financial and capital markets advisory services.
On August 25, 2025, Teamshares provided (i) Live Oak’s legal counsel, EGS, and (ii) Santander’s legal counsel, DPW, with access to a virtual data room containing legal, corporate and business information relating to Teamshares and its subsidiaries. On August 28, 2025, EGS delivered an initial legal due diligence request list to Teamshares’ counsel, which was subsequently supplemented on October 14, 2025, November 2, 2025, November 4, 2025 and November 10, 2025. Teamshares and its counsel responded to these requests through a combination of written responses and the periodic upload of additional documents and information to the virtual data room. Legal due diligence efforts coordinated by EGS focused on, among other matters, Teamshares’ capitalization, material contracts (including financing arrangements and acquisition agreements for Operating Subsidiaries), intellectual property, and employment and benefits matters.
In parallel with legal due diligence, Live Oak, Santander and their respective advisors conducted extensive business and financial due diligence on Teamshares. These efforts included multiple meetings and calls with members of Teamshares’ management, detailed review of Teamshares’ historical financial information and projections, evaluation of Teamshares’ acquisition pipeline and underwriting system, assessment of its software and data-monitoring platform and analysis of its employee-ownership program and incentive structures. In the course of these efforts, Live Oak management prepared and refined its financial analyses of the proposed business combination, Teamshares’ projected financial performance, pro forma capitalization and various sensitivity analyses. These financial analyses were presented to, and discussed with, the Live Oak Board in connection with its ongoing evaluation of the proposed transaction.
While the parties continued to conduct the due diligence, they also worked on a draft investor presentation describing Teamshares and its business (the “
Investor Presentation
”). The parties continued to exchange drafts of the Investor Presentation until such presentation was ultimately finalized and a copy thereof furnished as an exhibit to Live Oak’s Current Report on Form
8-K
filed in connection with the execution of the Merger Agreement.
In connection with its evaluation of the proposed business combination, the Live Oak Board also considered certain input from Santander, in its capacity as placement agent engaged by Live Oak, and Compass Point, which served as financial advisor to Live Oak. During the Business Combination negotiation process, representatives of Santander, in the foregoing capacity and in Santander’s capacity as financial advisor to Teamshares, and Compass Point participated from time to time in meetings with the Live Oak Board to discuss, among other matters, prevailing market conditions, investor feedback and the proposed terms of the transaction, and were available to respond to questions from members of the Live Oak Board at such meetings.
On September 11, 2025, the parties finalized the wall-cross procedures for the Initial PIPE Investment.
On September 12, 2025, Santander and Live Oak entered into an amendment to the Original Teamshares – Santander Advisory Agreement to add provisions related to Santander’s engagement by Teamshares to act as placement agent to Teamshares in respect of a Bridge Financing, if any.
On September 15, 2025, Santander and Live Oak entered into a letter agreement pursuant to which Live Oak engaged Santander to act as its exclusive placement agent in connection with any proposed capital raise conducted in connection with the Business Combination.
Between September 15, 2025 until shortly before the Signing Date, Santander conducted investor outreach in connection with the Initial PIPE Investment. During this period, wall-crossed investors and the executive officers of Teamshares held investor meetings in which there was substantive discussions about proposed terms of the Initial PIPE Investment.

On September 29, 2025, Live Oak also engaged MSCO to provide certain capital markets advisory services pursuant to the MSCO Engagement Agreement, in connection with which MSCO did not identify any PIPE Investors and carried out due diligence efforts consistent with, and as MSCO deemed appropriate for, the scope of such engagement.
EGS prepared an initial draft of the Merger Agreement and sent it to Latham & Watkins on October 22, 2025. Between October 22, 2025, and November 14, 2025, EGS, Latham & Watkins, Live Oak and Teamshares exchanged multiple drafts of the Merger Agreement. Numerous calls and virtual meetings between EGS and Latham & Watkins were held during this period to discuss the terms of the Merger Agreement, including meetings on October 27, 2025, October 31, 2025, November 4, 2025, November 12, 2025, and November 13, 2025.
Representatives of Live Oak and
Teamshares participated in several of these calls. The topics discussed during these calls and virtual meetings included, without limitation, (i) adjustment to the Merger Consideration resulting from the Interim Period Financing, (ii) the composition of potential recipients of the Earnout Shares, (iii) representations, warranties and the covenants of each of Live Oak and Teamshares, (iv) the timing of delivery by Teamshares to Live Oak of PCAOB-compliant audited financial statements following the signing of the Merger Agreement and Live Oak’s ability to terminate the Merger Agreement if the PCAOB-compliant audited financial statements were not delivered by a certain date or if such financial statements differ from the financial statements provided by Teamshares to Live Oak prior to the signing of the Merger Agreement, (v) the composition of the post-Closing board of directors of the Combined Company, (vi) conditions to Closing (including with respect to the Minimum Cash Condition), (vii) the termination fee payable by either Live Oak or Teamshares in certain circumstances and (viii) a two-step
merger structure.
During the course of negotiations of the Merger Agreement, the parties also exchanged drafts of, and negotiated the terms of, the Voting Agreements, the Significant Company Holder
Lock-Up
Agreements, the Management
Lock-Up
Agreements, the
Non-Competition
and
Non-Solicitation
Agreements, the Insider Letter Agreement Amendment, the Sponsor Letter Agreement, the Amended and Restated Registration Rights Agreement and the deSPAC Agreement (collectively, the “
Ancillary Agreements
”). With respect to the Ancillary Agreements, the principal topics discussed and ultimately agreed between the parties included, among other things, (i) the scope and duration of the lock-up
restrictions applicable to the securities to be received by the Significant Company Holders and members of the Teamshares Management Team at the Closing, including the agreement that Significant Company Holders would be subject to a six-month
lock-up
following the Closing (subject to customary early release provisions) and that members of the management team would be subject to a four-year lock-up
following the Closing (subject to customary early release provisions), (ii) the terms of the
Non-Competition
and
Non-Solicitation
Agreements, including a
two-year
post-Closing
non-competition
and
non-solicitation
period and (iii) the scope and timeline of the registration rights to be provided under the Amended and Restated Registration Rights Agreement.
The execution version of the Merger Agreement contained a number of material terms reflecting negotiations between the parties subsequent to October 22, 2025, including, among other things (A) the Earnout Shares issuable by the Combined Company upon achievement of certain trading price based targets during the Earnout Period would be allocated in a manner that incorporates among the potential recipients of Earnout Shares both Teamshares Stockholders and eligible Teamshares option holders (defined to include holders of Assumed Options who are employed by, or in service with Teamshares or its Subsidiaries as of immediately following the First Effective Time who remains continuously employed by, or in service with, Teamshares or its Subsidiaries from the Closing until immediately prior to the date of an applicable Triggering Event), (B) the Minimum Cash Condition, waivable by Teamshares, that, at the Closing, Live Oak have cash and cash equivalents (including proceeds from any Transaction Financings (including the Initial PIPE Investment, any Additional PIPE Investment and any Interim Period Financing) and funds remaining in the Trust Account, after satisfaction of all redemption payments) based upon a “minimum cash condition” equal to $120.0 million, (C) Live Oak’s ability to terminate the Merger Agreement if the PCAOB-compliant audited financial statements were not delivered within thirty (30) days following the date of the Merger Agreement or if such PCAOB-compliant audited financial statements differ from the financial statements provided by Teamshares to Live Oak prior to the signing of the Merger Agreement, (D) in the event of a termination of the Merger Agreement as a result of a material breach by either party, the obligation of the breaching party to pay a termination fee of $3,500,000 plus transaction expenses (with such transaction expenses not to exceed $400,000) and (E) the implementation of a two-step
merger structure.
The Live Oak Board was kept apprised on a regular basis by Live Oak management of the status of discussions with Teamshares, including updates regarding due diligence, valuation considerations, PIPE investor outreach and the negotiation of the key terms of the proposed Business Combination. On November 13, 2025, the Live Oak Board convened a virtual meeting to consider the proposed Merger Agreement and the transactions contemplated thereby. At the meeting, representatives of Santander provided an overview of the proposed PIPE financing and representatives of Compass Point presented a high-level overview of Teamshares’ business, as well as certain guideline company benchmarking information. The information presented at such meeting by Santander and Compass Point did not constitute reports, opinions, appraisals or analyses regarding any of (i) the valuation attributed to Teamshares’ business in the proposed Business Combination; (ii) the consideration deliverable to Teamshares security holders under the terms of the Merger Agreement or the fairness thereof to Live Oak shareholders or to Teamshares security holders; (iii) the reasons for, or other matters related to, Live Oak Board’s potential approval of the proposed Transactions; or (iv) the fairness of the proposed Business Combination to the Live Oak, Live Oak shareholders or the Live Oak sponsor. Ogier, Teamshares’ Cayman counsel, also presented an overview of directors’ fiduciary duties under Cayman Islands law, and EGS summarized its legal due diligence findings regarding Teamshares and reviewed the structure and material terms of the proposed Merger Agreement. Following discussion among the members of the Live Oak board, with input provided by Live Oak’s advisors and counsels, and after consideration of the information presented, the Live Oak Board unanimously approved the proposed Merger Agreement and the transactions contemplated thereby and resolved to recommend that Live Oak’s shareholders approve the Transaction.
Simultaneously with the execution of the Original Merger Agreement, holders of the requisite number and types of shares of Teamshares capital stock required to approve the proposed business combination between Teamshares and Live Oak (the “
Significant Company Holders
”) entered into voting and support agreements (the “
Voting
Agreements
”), pursuant to which such holders agreed, among other things, to vote their shares in favor of the Merger Agreement and the transactions contemplated thereby. The Significant Company Holders also agreed to support the transactions contemplated by the Merger Agreement, refrain from actions that would impair their ability to perform under the Voting Agreements, and not to transfer their Teamshares shares from the date of the Voting Agreements until the termination of the applicable Voting Agreement.
On November 14, 2025, Live Oak, Merger Sub, Merger Sub II, Teamshares, the Sponsor (in its capacity as SPAC Representative) and the Seller Representative executed the Original Merger Agreement and the related Ancillary Agreements and issued a joint press release announcing the proposed Business Combination. Since the date that the Original Merger Agreement was executed, the parties have held, and expect to continue to hold, regular discussions regarding the timing of consummating the Business Combination and various preparatory efforts in connection therewith. On April 1, 2026, the parties entered into the First Amendment to the Original Merger Agreement (the “
MA Amendment
” and, collectively with the Original Merger Agreement, the “
Merger Agreement
”).

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the Current Charter, holders of Public Shares may demand that such shares be redeemed in exchange for a pro rata share of the aggregate amount on deposit in the Trust Account, net of taxes payable and up to $100,000 of interest to pay dissolution expenses, calculated as of two (2) business days prior to the consummation of the Business Combination. If demand is properly made in accordance with the procedures reflected in this proxy statement/prospectus and the Current Charter and the Business Combination is consummated, these shares, immediately prior to the Business Combination, will cease to be outstanding and will represent only the right to receive a pro rata share of the aggregate amount on deposit in the Trust Account (calculated as of two (2) business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account (net of taxes payable)). For illustrative purposes, based on funds in the Trust Account of approximately $[ ] million on [ ], 2026, the estimated per share Redemption Price at the Closing would have been approximately $[ ]. A Public Shareholder, together with any of such shareholder’s affiliates or any other person with whom it is acting in concert or as a “group” (as defined under Section 13 of Exchange Act) will be restricted from redeeming in the aggregate such shareholder’s shares or, if part of such a group, the group’s shares, with respect to 15% or more of the Live Oak Ordinary Shares included in the Units.
In order to exercise redemption rights, holders of Public Shares must:

•
prior to 5:00 p.m. Eastern Time on [ ], 2026 (two (2) business days before the Live Oak Extraordinary General Meeting), tender your shares physically or electronically using The Depository Trust Company’s DWAC system and submit a request in writing that your Public Shares be redeemed for cash to CST, Live Oak’s transfer agent, at the following address:

Continental Stock Transfer & Trust Company One State Street Plaza, 30
th
Floor
New York, New York 10004 Attention: SPAC Redemption Team
E-mail:
spacredemptions@continentalstock.com

•
In your request to CST for redemption, you must also affirmatively certify if you “
ARE
” or “
ARE NOT
” acting in concert or as a “group” (as defined in
Section 13d-3
of the Exchange Act) with any other shareholder with respect to Live Oak Ordinary Shares; and

•
deliver your Public Shares either physically or electronically through DTC to Live Oak’s transfer agent at least two (2) business days before the Live Oak Extraordinary General Meeting. Public Shareholders seeking to exercise redemption rights and opting to deliver physical certificates should allot sufficient time to obtain physical certificates from the transfer agent and time to effect delivery. It is Live Oak’s understanding that shareholders should generally allot at least two weeks to obtain physical certificates from the transfer agent. However, Live Oak does not have any control over this process, and it may take longer than two weeks. Shareholders who hold their Public Shares in “street name” will have to coordinate with their bank, broker or other nominee to have the shares certificated or delivered electronically. If you do not submit a written request and deliver your Public Shares as described above, your shares will not be redeemed.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Live Oak shareholders do not have appraisal or dissenters’ rights in connection with the Business Combination under the Companies Act.